As filed with the Securities and Exchange Commission on August 31, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21285
                                    ---------

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
                ------------------------------------------------
               (Exact Name of Registrant as specified in charter)

               123 N. WACKER DRIVE, 28TH FLOOR, CHICAGO, IL 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

      Steven Zoric, Esq., Man-Glenwood Lexington Associates Portfolio, LLC
               123 N. WACKER DRIVE, 28TH FLOOR, CHICAGO, IL 60606
               --------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (312) 881-6500
                                                    --------------

Date of fiscal year end: 03/31/07
                         --------

Date of reporting period: 07/01/05 - 06/30/06
                          -------------------

ITEM 1.  PROXY VOTING RECORD

The following information represents each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Registrant was entitled to vote:

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Name of Issuer:              Steel Partners II, L.P.
Exchange Ticker/CUSIP:       None
Meeting Date:                July 1, 2005

                                                           MANAGEMENT
PROPOSAL                                     SPONSOR     RECOMMENDATION     VOTE CAST
--------                                     -------     --------------     ---------
Changes to terms applicable to current       Issuer           For           Yes - For
and new subscribers, including lock-up
period and length of notice required to
withdraw; illiquid investments;
revisions to key man provisions; and
update to investment objectives and risk
factors

--------------------------------------------------------------------------------------

Name of Issuer:              Steel Partners II, L.P.
Exchange Ticker/CUSIP:       None
Meeting Date:                August 31, 2005

                                               MANAGEMENT
   PROPOSAL                      SPONSOR     RECOMMENDATION           VOTE CAST
   --------                      -------     --------------           ---------
   Limit use of alternative       Issuer          For         No action, thereby
   values; include insurance                                  granting consent
   expenses in expense cap
   calculations; strengthen
   key man provision; limit
   general partner's ability
   to suspend redemptions

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Name of Issuer:              King Street Capital, L.P.
Exchange Ticker/CUSIP:       None
Meeting Date:                November 30, 2005

                                              MANAGEMENT
   PROPOSAL                      SPONSOR     RECOMMENDATION           VOTE CAST
   --------                      -------     --------------           ---------
   Changes to areas of the        Issuer          For         Yes - For
   fund's offering memorandum
   and limited partnership
   agreement regarding side
   pockets, new issues, tax
   allocation provisions,
   withdrawal provisions,
   lock-up period, expenses,
   indemnification and
   exculpation, and amendments

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Name of Issuer:              Vardon Focus Fund, L.P.
Exchange Ticker/CUSIP:       None
Meeting Date:                December 15, 2005

                                               MANAGEMENT
   PROPOSAL                      SPONSOR     RECOMMENDATION           VOTE CAST
   --------                      -------     --------------           ---------
   Changes to withdrawal          Issuer          For         Yes - For
   terms and fees; change in
   independent auditor

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

Name of Issuer:              Zaxis Institutional Partners, L.P.
Exchange Ticker/CUSIP:       None
Meeting Date:                January 18, 2006

                                              MANAGEMENT
   PROPOSAL                      SPONSOR     RECOMMENDATION           VOTE CAST
   --------                      -------     --------------           ---------
   Adopt 2 year lock-up on       Issuer      For              Yes - For
   all capital contributed
   after February 1, 2006

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Name of Issuer:              Gandhara Fund L.P.
Exchange Ticker/CUSIP:       None
Meeting Date:                May 25, 2006

                                               MANAGEMENT
   PROPOSAL                      SPONSOR     RECOMMENDATION           VOTE CAST
   --------                      -------     --------------           ---------
   Eliminate 12 month lock-up     Issuer          For         Yes - For
   and 20% redemption gate;
   instituted withdrawal fee
   in certain circumstances

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Name of Issuer:              FrontPoint Value Discovery Fund, L.P.
Exchange Ticker/CUSIP:       None
Meeting Date:                April 1, 2006

                                               MANAGEMENT
   PROPOSAL                      SPONSOR     RECOMMENDATION           VOTE CAST
   --------                      -------     --------------           ---------
   Transitional matters           Issuer          For         Yes - For
   relating to changes in the
   management of the fund

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

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC



By:     /s/ JOHN B. ROWSELL
    ------------------------------------------------------
Name:   John B. Rowsell
Title:  President
Date:   August 31, 2006